Segment Reporting	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Segment Reporting
NOTE 4. SEGMENT REPORTING
Identification of reportable operating segments
Operating segments are reported in a manner consistent with internal reports which are reviewed and used by Management and the Board of Directors (who are identified as the Chief Operating Decision Makers (‘CODM’)). The Group operates in one operating segment, being Cancer Immunotherapy.

Operating segment information June 30, 2022	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	170,369	—	170,369
Other income
Research material sales	84,018	—	84,018
Grant income	4,459,974	—	4,459,974
Net gain on fair value movement of warrants	—	591,070	591,070
Net gain on foreign exchange	—	1,228,122	1,228,122
Interest income	—	224,520	224,520

Total revenue and other income	4,714,361	2,043,712	6,758,073

Segment Result	(33,929,768)	1,718,976	(32,210,792)

Profit/(loss) before income tax expense	(33,929,768)	1,718,976	(32,210,792)
Income tax expense			(34)

Loss after income tax expense			(32,210,826)

Total segment assets	102,169,550	—	102,169,550
Total segment liabilities	8,092,184	—	8,092,184

Operating segment information June 30, 2021	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	—	—	—
Other income
Research material sales	312,841	—	312,841
Grant income	3,549,965	—	3,549,965
Net gain on fair value movement of warrants	—	—	—
Net gain on foreign exchange	—	—	—
Interest income	—	105,327	105,327

Total revenue and other income	3,862,806	105,327	3,968,133

Segment Result	(19,665,904)	(10,236,687)	(29,902,591)

Profit/(loss) before income tax expense	(19,665,904)	(10,236,687)	(29,902,591)
Income tax expense			(33)

Loss after income tax expense			(29,902,624)

Total segment assets	82,030,533	—	82,030,533
Total segment liabilities	8,758,922	—	8,758,922

Operating segment information June 30, 2020	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue

License revenue*	7,486,444	—	7,486,444
Other income
Research material sales	279,805	—	279,805
Grant income	5,973,034	—	5,973,034
Net gain on fair value movement of warrants	—	2,214,813	2,214,813
Net gain on foreign exchange	—	346,331	346,331
Interest income	—	199,541	199,541

Total revenue and other income	13,739,283	2,760,685	16,499,968

Segment Result	(15,082,474)	1,614,279	(13,468,195)

Profit/(loss) before income tax expense	(15,082,474)	1,614,279	(13,468,195)
Income tax benefit			(37)

Loss after income tax expense			(13,468,232)

Total segment assets	46,597,252	—	46,597,252
Total segment liabilities	13,297,907	—	13,297,907

*
Licensing revenue relates mainly of GSK milestone payment of GBP 4.0 million (A$7.5 million) received in fiscal year 2020 related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.